Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Computer software, systems and acquired technology	¥ 15,693	$ 2,405	¥ 11,460
Less: Accumulated amortization	(6,174)	(946)	(2,650)
Total intangible assets, net	¥ 9,519	$ 1,459	¥ 8,810